Goodwill - Narratives (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Goodwill [Line Items]
Impairment of goodwill	¥ 2,501,100,000		¥ 0	¥ 0
Impairment of intangible assets (excluding goodwill)	288,221,000
China Mobility
Goodwill [Line Items]
Impairment of goodwill	¥ 0		¥ 0
Percentage of increasing the discount rate	1.00%	1.00%
International
Goodwill [Line Items]
Impairment of goodwill | $		$ 2,501,100
Impairment of intangible assets (excluding goodwill) | $		$ 288,221